Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries

Our consolidated financial statements include the financial statements of PLDT and the following subsidiaries (collectively, the “PLDT Group”) as at December 31, 2023 and 2022:

			2023		2022
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect
Wireless
Smart:	Philippines	Cellular mobile services	100.0	—	100.0	—
Smart Broadband, Inc., or SBI, and Subsidiary	Philippines	Internet broadband distribution services	—	100.0	—	100.0
Primeworld Digital Systems, Inc., or PDSI	Philippines	Internet broadband distribution services	—	100.0	—	100.0
I-Contacts Corporation	Philippines	Operations support servicing business	—	100.0	—	100.0
Far East Capital Limited, or FECL(a)	Cayman Islands	Cost effective offshore financing and risk management activities for Smart	—	100.0	—	100.0
PH Communications Holdings Corporation	Philippines	Investment company	—	100.0	—	100.0
Connectivity Unlimited Resource Enterprise, Inc.	Philippines	Cellular mobile services	—	100.0	—	100.0
Francom Holdings, Inc.	Philippines	Investment company	—	100.0	—	100.0
Chikka Holdings Limited, or Chikka, and Subsidiaries, or Chikka Group(a)	British Virgin Islands	Content provider, mobile applications development and services	—	100.0	—	100.0
Wifun, Inc.	Philippines	Software developer and selling of WiFi access equipment	—	100.0	—	100.0
PLDT Global, Inc.	Philippines	Cross-border digital platforms and other allied services	100.0	—	100.0	—
ACeS Philippines Cellular Satellite Corporation, or ACeS Philippines(a)	Philippines	Satellite information and messaging services	88.5	11.5	88.5	11.5
Digitel Mobile Philippines, Inc., or DMPI, (a wholly-owned subsidiary of Digitel)	Philippines	Cellular mobile services	—	99.6	—	99.6
Fixed Line
PLDT Clark Telecom, Inc., or ClarkTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Subic Telecom, Inc., or SubicTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Global Corporation, or PLDT Global, and Subsidiaries	British Virgin Islands	Telecommunications services	100.0	—	100.0	—
Smart-NTT Multimedia, Inc.(a)	Philippines	Data and network services	100.0	—	100.0	—
PLDT-Philcom, Inc., or Philcom, and Subsidiaries, or Philcom Group	Philippines	Telecommunications services	100.0	—	100.0	—
Talas Data Intelligence, Inc.	Philippines	Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation	100.0	—	100.0	—
Multisys Technologies Corporation, or Multisys(b)	Philippines	Software development and IT solutions services	—	50.7	—	50.7

(a)
Ceased commercial operations.
(b)
On July 29, 2022, PLDT Global Investments Holdings, Inc., or PGIH, acquired additional 227 common shares of Multisys Technologies Corporation, or Multisys, thereby increasing its ownership from 45.73% to 50.72%.

			2023		2022
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect

ePLDT, Inc., or ePLDT:	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	100.0	—	100.0	—
IP Converge Data Services, Inc., or IPCDSI, and Subsidiary, or IPCDSI Group	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
Curo Teknika, Inc., or Curo	Philippines	Managed IT outsourcing	—	100.0	—	100.0
ABM Global Solutions, Inc., or AGS, and Subsidiaries, or AGS Group(a)	Philippines	Internet-based purchasing, IT consulting and professional services	—	100.0	—	100.0
ePDS, Inc., or ePDS(a)	Philippines	Bills printing and other related value-added services, or VAS	—	100.0	—	100.0
netGames, Inc.(a)	Philippines	Gaming support services	—	57.5	—	57.5
MVP Rewards Loyalty Solutions, Inc., or MRSI(a)	Philippines	Full-services customer rewards and loyalty programs	—	100.0	—	100.0
VITRO, Inc., or Vitro(c)	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100
Digitel	Philippines	Telecommunications services	99.6	—	99.6	—
Digitel Information Technology Services, Inc.(a)	Philippines	Internet services	—	99.6	—	99.6
PLDT-Maratel, Inc., or Maratel	Philippines	Telecommunications services	98.0	—	98.0	—
Bonifacio Communications Corporation, or BCC	Philippines	Telecommunications, infrastructure and related VAS	75.0	—	75.0	—
Pilipinas Global Network Limited, or PGNL, and Subsidiaries	British Virgin Islands	International distributor of Filipino channels and content	64.6	—	64.6	—
Others
PGIH	Philippines	Investment company	100.0	—	100.0	—
PLDT Digital Investments Pte. Ltd., or PLDT Digital, and Subsidiaries	Singapore	Investment company	100.0	—	100.0	—
Mabuhay Investments Corporation, or MIC(d)	Philippines	Investment company	67.0	—	67.0	—
PLDT Communications and Energy Ventures, Inc., or PCEV	Philippines	Investment company	—	99.9	—	99.9

(a) Ceased commercial operations.

(c) On February 2, 2022, the Philippine SEC approved the incorporation of Vitro, a wholly-owned subsidiary of ePLDT.

(d) Ceased commercial operations. On August 9, 2022, the Philippine SEC approved MIC’s application for amendment of its Articles of Incorporation to shorten its corporate term until September 30, 2023.

Disclosure of Results of Operations on Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions

The results of the operations of the discontinued ePLDT subsidiaries, net of intercompany transactions, for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in million pesos)
Revenues	107	883	1,071
Expenses:
Compensation and employee benefits	128	556	460
Depreciation and amortization (Notes 3, 9 and 10)	21	83	97
Taxes and licenses	19	15	17
Repairs and maintenance	13	58	84
Professional and other contracted services	6	17	19
Cost of services	3	345	424
Insurance and security services	2	12	9
Communication, training and travel	2	12	14
Selling and promotions	—	2	12
Others	(2)	219	45
	192	1,319	1,181
Net operating loss	(85)	(436)	(110)

Other income (expenses):
Foreign exchange gains – net	4	2	9
Interest income	1	—	1
Financing costs	(2)	(7)	(12)
Others	41	(82)	10
	44	(87)	8
Loss before income tax from discontinued operations	(41)	(523)	(102)
Provision for income tax (Notes 3 and 7)	—	77	19
Loss after tax from discontinued operations (Note 8)	(41)	(600)	(121)
Loss per share (Note 8):
Basic – Loss from discontinued operations	(0.19)	(2.77)	(0.56)
Diluted – Loss from discontinued operations	(0.19)	(2.77)	(0.56)

As at December 31, 2023 and 2022, below are the assets and liabilities of the discontinued ePLDT subsidiaries, net of intercompany transactions, which are included in our consolidated statements of financial position:

	2023	2022
	(in million pesos)
Assets:
Cash and cash equivalents	109	240
Other financial assets	10	15
Short-term investments	9	9
Property and equipment (Notes 3 and 10)	—	11
Right-of-use assets (Notes 3 and 10)	—	77
Deferred income tax assets – net (Note 7)	—	1
Other assets	226	382
	354	735
Liabilities:
Accrued expenses and other current liabilities	224	498
Income tax payable	3	4
Accounts payable	2	108
Lease liabilities	—	110
Other liabilities	10	24
	239	744
Net assets (liabilities) directly associated with disposal group	115	(9)

The net cash flows generated by (used in) the discontinued ePLDT subsidiaries, net of intercompany transactions, for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Operating activities	(120)	(20)
Investing activities	31	4
Financing activities	(50)	(80)
Net effect of foreign exchange rate changes on cash and cash equivalents	8	—
Net cash outflows	(131)	(96)
New and